Financial instruments - Summary of deferred gains and losses on cash flow hedges currently expected to recognized in future periods (Details) - Foreign currency hedge reserve - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 28	£ 40	£ (8)
Principal amount of hedges	1,264
Carrying values	£ 36
Within 1 year
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 17
Principal amount of hedges	465
Carrying values	£ 25
Within 1 to 2 years
Disclosure of detailed information about financial instruments
Reserve of cash flow hedges, before tax	£ 11
Principal amount of hedges	501
Carrying values	£ 11
Within 2 to 3 years
Disclosure of detailed information about financial instruments
Principal amount of hedges	268
Within 3 to 4 years
Disclosure of detailed information about financial instruments
Principal amount of hedges	30